Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ (26,311)	$ (22,560)	$ (16,196)
Changes due to amendments to tax laws and exchange rate differences	1,393	1,806	917,000
Adjustment previous year loss		(591)
Additions during the year	(4,737)	(4,966)	(7,281)
Balance at end of year	$ (29,655)	$ (26,311)	$ (22,560)